UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS – 4.2%
$750,000	Amaya Holdings B.V. (Netherlands) 8.000%, 8/1/2022[1,2,3]	$737,276
248,116	AqGen Liberty Management I, Inc. 6.500%, 8/30/2020[1,2]	238,191
1,750,000	Asurion LLC 8.500%, 3/3/2021[1,2]	1,735,781
475,931	BATS Global Markets Holdings, Inc. 5.000%, 1/31/2020[1,2]	473,751
250,000	Capital Automotive LP 6.000%, 4/30/2020[1,2]	249,531
340,717	Cedar Bay Generating Co. LP 6.250%, 4/23/2020[1,2]	339,439
216,102	Hilton Worldwide Finance LLC 0.000%, 10/25/2020[1,2]	213,824
363,341	Hologic, Inc. 3.250%, 8/1/2019[1,2]	363,139
250,000	Jonah Energy LLC 8.750%, 5/12/2021[1,2]	209,688
496,222	MacDermid, Inc. 4.000%, 6/7/2020[1,2]	495,835
224,057	Medpace Holdings, Inc. 5.000%, 4/1/2021[1,2]	222,376
1,500,000	Navistar, Inc. 5.750%, 8/17/2017	1,504,688
920,000	Ocwen Loan Servicing LLC 5.000%, 2/15/2018	860,444
741,000	Offshore Group Investment Ltd. (Cayman Islands) 5.000%, 10/25/2017[1,2,3]	572,052
1,000,000	P2 Lower Acquisition LLC 9.500%, 10/22/2021[1,2]	972,500
	Power Buyer LLC
15,134	4.250%, 5/6/2020[1,2]	14,768
283,427	4.250%, 5/6/2020[1,2]	276,577
2,700,000	Samson Investment Co. 5.000%, 9/25/2018	1,695,208
248,120	Spin Holdco, Inc. 4.250%, 11/8/2019[1,2]	244,658
248,710	Univision Communications, Inc. 4.000%, 3/1/2020[1,2]	245,403
700,000	Walter Investment Management Corp. 4.750%, 12/18/2020	614,978

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$445,889	Windsor Financing LLC 6.250%, 12/5/2017[1,2]	$448,118

	TOTAL BANK LOANS (Cost $13,221,999)	12,728,225

	BONDS – 76.4%
	ASSET-BACKED SECURITIES – 63.8%
2,000,000	Acis CLO 2014-3 Ltd. (Cayman Islands) 2.755%, 2/1/2026[1,2,4]	1,874,721
750,000	ALM VII R Ltd. (Cayman Islands) 3.706%, 4/24/2024	720,001
1,250,000	Apidos CDO IV (Cayman Islands) 3.856%, 10/27/2018[1,2]	1,228,067
	Apidos CLO XIV (Cayman Islands)
2,240,000	3.753%, 4/15/2025[1,2,4]	2,122,448
2,000,000	5.503%, 4/15/2025[1,2,4]	1,667,268
	Apidos CLO XV (Cayman Islands)
3,250,000	3.507%, 10/20/2025[1,2,4]	3,032,827
1,000,000	5.757%, 10/20/2025[1,2,4]	847,956
2,625,000	Atrium CDO Corp. (Cayman Islands) 6.257%, 10/23/2022[1,2,4]	2,590,087
2,500,000	Atrium IX (Cayman Islands) 5.236%, 2/28/2024[1,2,4]	2,286,336
2,000,000	Atrium X (Cayman Islands) 3.754%, 7/16/2025[1,2,4]	1,904,688
	Atrium XI (Cayman Islands)
2,750,000	5.335%, 10/23/2025[1,2,4]	2,516,250
1,250,000	6.285%, 10/23/2025[1,2,4]	1,088,052
500,000	Avalon IV Capital Ltd. (Cayman Islands) 5.857%, 4/17/2023[1,2,4]	490,445
41,028	Babson CLO Ltd. 2005-III (Cayman Islands) 0.482%, 11/10/2019[1,4]	40,881
1,000,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.482%, 5/15/2023[1,2,4]	996,719
1,500,000	Babson CLO Ltd. 2013-I (Cayman Islands) 5.507%, 4/20/2025[1,2,4]	1,263,086
	Babson CLO Ltd. 2014-II (Cayman Islands)
2,000,000	5.266%, 10/17/2026[1,2,4]	1,797,800
1,000,000	5.666%, 10/17/2026[1,2,4]	832,911
	Babson CLO Ltd. 2014-III (Cayman Islands)
1,750,000	3.732%, 1/15/2026[1,2,4]	1,647,735
1,375,000	5.332%, 1/15/2026[1,2,4]	1,233,858
750,000	6.233%, 1/15/2026[1,2,4]	647,749
1,200,000	Battalion CLO VII Ltd. (Cayman Islands) 4.100%, 10/17/2026[1,2,4]	1,148,480

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Benefit Street Partners CLO V Ltd. (Cayman Islands)
$2,750,000	3.807%, 10/20/2026[1,2,4]	$2,571,250
2,250,000	5.407%, 10/20/2026[1,2,4]	2,033,437
1,250,001	BlueMountain CLO 2013-1 Ltd. (Cayman Islands) 4.832%, 5/15/2025	1,098,764
3,000,000	BlueMountain CLO 2013-2 Ltd. (Cayman Islands) 3.807%, 1/22/2025[1,2,4]	2,867,700
5,000,000	BlueMountain CLO Ltd. (Cayman Islands) 5.982%, 8/16/2022[1,2,4]	5,007,317
1,500,000	Carlyle Global Market Strategies CLO 2011-1 Ltd. (Cayman Islands) 5.982%, 8/10/2021[1,2,4]	1,461,598
1,000,000	Catamaran CLO 2012-1 Ltd. (Cayman Islands) 5.497%, 12/20/2023[1,2,4]	927,011
1,650,000	Catamaran CLO 2014-1 Ltd. (Cayman Islands) 4.757%, 4/20/2026[1,2,4]	1,404,480
	Cent CLO 22 Ltd. (Cayman Islands)
1,000,000	5.533%, 11/7/2026[1,4]	902,100
1,300,000	6.633%, 11/7/2026[1,4]	1,148,940
1,750,000	CIFC Funding 2012-I Ltd. (Cayman Islands) 6.483%, 8/14/2024[1,4]	1,750,155
500,000	CIFC Funding 2014-IV Ltd. (Cayman Islands) 5.107%, 10/17/2026[1,2,4]	436,936
1,000,000	Dryden 30 Senior Loan Fund (Cayman Islands) 3.432%, 11/15/2025[1,2,4]	929,420
1,250,000	Dryden 37 Senior Loan Fund (Cayman Islands) 0.000%, 4/15/2027	1,093,750
	Dryden XXII Senior Loan Fund (Cayman Islands)
1,350,000	4.247%, 1/15/2022[1,2,4]	1,363,652
3,000,000	5.447%, 1/15/2022[1,2,4]	2,969,310
	Dryden XXIII Senior Loan Fund (Cayman Islands)
2,000,000	6.253%, 7/17/2023[1,2,4]	1,982,881
3,000,000	7.253%, 7/17/2023[1,2,4]	2,970,245
4,000,000	Dryden XXIV Senior Loan Fund (Cayman Islands) 6.132%, 11/15/2023[1,2,4]	3,878,400
1,000,000	Dryden XXV Senior Loan Fund (Cayman Islands) 5.730%, 1/15/2025[1,2,4]	945,051
1,000,000	Flatiron CLO 2011-1 Ltd. (Cayman Islands) 3.853%, 1/15/2023	984,705
1,250,000	Flatiron CLO 2013-1 Ltd. (Cayman Islands) 5.157%, 1/17/2026[1,2,4]	1,116,052
1,000,000	Flatiron CLO 2014-1 Ltd. (Cayman Islands) 3.557%, 7/17/2026[1,2,4]	930,796
1,000,000	Flatiron CLO Ltd. (Cayman Islands) 5.756%, 10/25/2024[1,2,4]	947,077

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$900,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.257%, 4/20/2023[1,2,4]	$880,672
1,000,000	Gramercy Park CLO Ltd. (Cayman Islands) 5.753%, 7/17/2023	992,495
2,000,000	Greywolf CLO II Ltd. (Cayman Islands) 4.083%, 4/15/2025[1,2,4]	1,914,000
	Greywolf CLO III Ltd. (Cayman Islands)
1,500,000	3.857%, 4/22/2026[1,2,4]	1,414,562
500,000	6.007%, 4/22/2026[1,2,4]	422,510
	Greywolf CLO IV Ltd. (Cayman Islands)
1,000,000	5.839%, 1/17/2027[1,2,4]	906,683
1,250,000	6.889%, 1/17/2027[1,2,4]	1,113,209
2,000,000	Highbridge Loan Management 2013-2 Ltd. (Cayman Islands) 6.057%, 10/20/2024[1,2,4]	1,698,451
1,000,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 6.741%, 3/14/2022[1,2,4]	1,000,489
2,000,000	ING IM CLO 2013-2 Ltd. (Cayman Islands) 3.756%, 4/25/2025[1,2,4]	1,900,610
	Jamestown CLO I Ltd. (Cayman Islands)
500,000	4.232%, 11/5/2024[1,2,4]	486,298
1,700,000	5.732%, 11/5/2024[1,2,4]	1,616,020
1,000,000	Jamestown CLO III Ltd. (Cayman Islands) 3.552%, 1/15/2026[1,2,4]	931,351
2,000,000	Jamestown CLO IV Ltd. (Cayman Islands) 3.753%, 7/15/2026[1,2,4]	1,879,596
	Madison Park Funding XIV Ltd. (Cayman Islands)
4,500,000	5.007%, 7/20/2026[1,2,4]	3,955,928
750,000	5.657%, 7/20/2026[1,2,4]	627,299
8,650,000	Marathon CLO IV Ltd. (Cayman Islands) 5.982%, 5/20/2023[1,2,4]	8,357,132
4,500,000	Marine Park CLO Ltd. (Cayman Islands) 5.982%, 5/18/2023[1,2,4]	4,329,000
2,000,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 4.752%, 4/12/2024[1,2,4]	1,710,274
	Mountain View CLO 2014-1 Ltd. (Cayman Islands)
5,000,000	0.000%, 10/15/2026[4]	3,911,110
2,000,000	4.003%, 10/15/2026[1,4]	1,897,275
3,000,000	5.583%, 10/15/2026[1,4]	2,699,100
2,000,000	6.053%, 10/15/2026[1,4]	1,683,208
4,000,000	Mountain View CLO II Ltd. (Cayman Islands) 0.652%, 1/12/2021[1,2,4]	3,847,210
2,000,000	Mountain View Funding CLO 2006-1 Ltd. (Cayman Islands) 4.653%, 4/15/2019[1,2,4]	1,975,725

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Neuberger Berman CLO XII Ltd. (Cayman Islands) 6.506%, 7/25/2023[1,4]	$1,981,014
525,000	Neuberger Berman CLO XV (Cayman Islands) 4.853%, 10/15/2025[1,2,4]	455,114
1,750,000	Neuberger Berman CLO XVI Ltd. (Cayman Islands) 3.603%, 4/15/2026[1,2,4]	1,611,555
	Neuberger Berman CLO XVII Ltd. (Cayman Islands)
2,000,000	3.706%, 8/4/2025[1,2,4]	1,866,246
4,125,000	4.906%, 8/4/2025[1,2,4]	3,586,912
	OCP CLO 2012-1 Ltd. (Cayman Islands)
3,000,000	3.747%, 3/22/2023[1,2,4]	3,001,732
1,400,000	5.747%, 3/22/2023[1,2,4]	1,356,232
3,000,000	OHA Loan Funding 2013-1 Ltd. (Cayman Islands) 3.831%, 7/23/2025[1,2,4]	2,867,656
1,250,000	OZLM Funding III Ltd. (Cayman Islands) 5.257%, 1/22/2025[1,2,4]	1,131,770
1,250,000	OZLM Funding IV Ltd. (Cayman Islands) 3.457%, 7/22/2025[1,2,4]	1,154,640
	OZLM Funding Ltd. (Cayman Islands)
2,975,000	6.357%, 7/22/2023[1,2,4]	2,913,715
2,000,000	4.583%, 10/30/2023[1,2,4]	1,979,244
1,000,000	5.533%, 10/30/2023[1,2,4]	931,693
1,500,000	OZLM Funding V Ltd. (Cayman Islands) 3.728%, 1/17/2026[1,2,4]	1,406,131
2,000,000	OZLM VI Ltd. (Cayman Islands) 3.757%, 4/17/2026[1,2,4]	1,872,224
	OZLM VII Ltd. (Cayman Islands)
2,000,000	3.857%, 7/17/2026[1,2,4]	1,878,114
1,000,000	6.157%, 7/17/2026[1,2,4]	827,692
	OZLM VIII Ltd. (Cayman Islands)
1,000,000	5.225%, 10/17/2026[1,2,4]	886,008
500,000	5.875%, 10/17/2026[1,2,4]	414,001
2,000,000	Race Point V CLO Ltd. (Cayman Islands) 6.241%, 12/15/2022[1,2,4]	2,029,946
5,761,268	Sapphire Valley CDO I Ltd. (Cayman Islands) 0.523%, 12/15/2022[1,2,4]	5,712,211
1,750,000	Sudbury Mill CLO Ltd. (Cayman Islands) 3.757%, 1/17/2026[1,2,4]	1,640,794
1,350,000	Symphony CLO VII Ltd. (Cayman Islands) 3.456%, 7/28/2021[1,2,4]	1,351,628
2,250,000	Symphony CLO X Ltd. (Cayman Islands) 5.507%, 7/23/2023[1,2,4]	2,254,472
	TICP CLO II Ltd. (Cayman Islands)
1,000,000	3.531%, 7/20/2026[1,2,4]	916,402

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	5.007%, 7/20/2026[1,2,4]	$882,502
3,250,000	TICP CLO III Ltd. (Cayman Islands) 5.785%, 1/20/2027	2,983,782
2,100,000	Venture CDO Ltd. (Cayman Islands) 6.733%, 11/14/2022[1,2]	2,074,254
1,250,000	West CLO 2013-1 Ltd. (Cayman Islands) 5.132%, 11/7/2025[1,2,4]	1,093,282
	West CLO 2014-1 Ltd. (Cayman Islands)
14,000,000	0.000%, 7/18/2026[2,4]	11,553,930
3,000,000	3.683%, 7/18/2026[1,2,4]	2,793,291
1,750,000	5.133%, 7/18/2026[1,2,4]	1,517,430

	TOTAL ASSET-BACKED SECURITIES (Cost $197,602,646)	194,775,216

	CORPORATE – 12.6%
	COMMUNICATIONS – 0.7%
400,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/2021[2]	422,500
600,000	Goodman Networks, Inc. 12.125%, 7/1/2018[2]	612,000
350,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/2020[2,3]	368,375
350,000	Level 3 Financing, Inc. 7.000%, 6/1/2020[2]	374,500
500,000	T-Mobile USA, Inc. 6.464%, 4/28/2019[2]	519,375
		2,296,750
	CONSUMER, CYCLICAL – 0.9%
300,000	Aramark Services, Inc. 5.750%, 3/15/2020[2]	313,688
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/2019[2]	212,740
100,000	GameStop Corp. 5.500%, 10/1/2019[2,4]	102,250
250,000	Hanesbrands, Inc. 6.375%, 12/15/2020[2]	265,500
920,000	Pinnacle Entertainment, Inc. 7.750%, 4/1/2022	968,300
750,000	WCI Communities, Inc. 6.875%, 8/15/2021[2]	751,875
		2,614,353

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL – 2.6%
$300,000	Acadia Healthcare Co., Inc. 6.125%, 3/15/2021[2]	$307,500
1,000,000	APX Group, Inc. 6.375%, 12/1/2019[2]	957,500
1,500,000	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/2019[2,4]	1,470,000
250,000	Biomet, Inc. 6.500%, 10/1/2020[2]	264,925
2,500,000	Cenveo Corp. 6.000%, 8/1/2019[2,4]	2,381,250
300,000	FreseniU.S. Medical Care U.S. Finance II, Inc. 5.625%, 7/31/2019[4]	327,810
500,000	HCA, Inc. 6.500%, 2/15/2020	563,125
250,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/2021[2,4]	258,750
250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/2020[2]	264,375
250,000	PHH Corp. 7.375%, 9/1/2019	256,875
400,000	United Rentals North America, Inc. 5.750%, 7/15/2018[2]	415,000
	Valeant Pharmaceuticals International, Inc. (Canada)
250,000	6.750%, 8/15/2018[2,3,4]	266,563
250,000	7.500%, 7/15/2021[2,3,4]	274,687
		8,008,360
	ENERGY – 4.3%
350,000	American Energy-Permian Basin LLC / AEPB Finance Corp. 7.125%, 11/1/2020[2,4]	259,000
750,000	Antero Resources Finance Corp. 6.000%, 12/1/2020[2]	755,625
400,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 6.625%, 10/1/2020[2]	405,000
1,347,000	Berry Petroleum Co. LLC 6.375%, 9/15/2022	936,165
	California Resources Corp.
1,000,000	5.000%, 1/15/2020[2,4]	867,500
1,000,000	5.500%, 9/15/2021	845,000
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/2020[2]	303,750
3,225,000	Halcon Resources Corp. 9.750%, 7/15/2020[2]	2,168,812

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
	Linn Energy LLC / Linn Energy Finance Corp.
$1,400,000	6.500%, 5/15/2019	$1,095,500
1,500,000	6.250%, 11/1/2019[2]	1,151,250
750,000	Oasis Petroleum, Inc. 6.875%, 3/15/2022[2]	695,625
2,750,000	Offshore Group Investment Ltd. (Cayman Islands) 7.125%, 4/1/2023[2,3]	1,787,500
250,000	RKI Exploration & Production LLC / RKI Finance Corp. 8.500%, 8/1/2021[2,4]	208,750
350,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2,4]	343,000
350,000	Triangle USA Petroleum Corp. 6.750%, 7/15/2022	248,500
250,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/2018[2,3,4]	230,000
925,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/2020	809,375
		13,110,352
	FINANCIAL – 1.3%
500,000	Aircastle Ltd. (Bermuda) 4.625%, 12/15/2018[3]	512,500
245,000	American Capital Ltd. 6.500%, 9/15/2018[2,4]	256,944
250,000	CIT Group, Inc. 5.500%, 2/15/2019[4]	266,006
300,000	CNO Financial Group, Inc. 6.375%, 10/1/2020[2,4]	319,500
250,000	E*TRADE Financial Corp. 6.375%, 11/15/2019[2]	268,750
350,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/2020[2,3]	353,500
250,000	International Lease Finance Corp. 8.750%, 3/15/2017	278,787
500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/2018[2]	466,250
350,000	Provident Funding Associates LP / PFG Finance Corp. 6.750%, 6/15/2021[2,4]	336,000
850,000	Stearns Holdings, Inc. 9.375%, 8/15/2020[2,4]	839,375
		3,897,612

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL – 2.1%
$1,750,000	Alliant Techsystems, Inc. 6.875%, 9/15/2020[2]	$1,872,500
750,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.250%, 1/31/2019[2,3,4]	733,125
400,000	BlueLine Rental Finance Corp. 7.000%, 2/1/2019[2,4]	392,750
125,000	Exopack Holding Corp. 10.000%, 6/1/2018[2,4]	131,875
250,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[2]	237,500
150,000	SBA Communications Corp. 5.625%, 10/1/2019[2]	156,750
2,825,000	Viasystems, Inc. 7.875%, 5/1/2019[2,4]	2,998,031
		6,522,531
	TECHNOLOGY – 0.4%
250,000	ACI Worldwide, Inc. 6.375%, 8/15/2020[2,4]	262,188
500,000	BMC Software Finance, Inc. 8.125%, 7/15/2021[2,4]	439,375
500,000	Infor US, Inc. 9.375%, 4/1/2019[2]	539,375
		1,240,938
	UTILITIES – 0.3%
500,000	Calpine Corp. 6.000%, 1/15/2022[2,4]	538,750
400,000	GenOn Energy, Inc. 9.500%, 10/15/2018	399,000
		937,750
	TOTAL CORPORATE (Cost $40,295,680)	38,628,646

	TOTAL BONDS (Cost $237,898,326)	233,403,862

Number of Shares

	COMMON STOCKS – 5.9%
	BASIC MATERIALS – 0.1%
3,822	Valspar Corp.[5]	318,869

	COMMUNICATIONS – 0.7%
71,439	8x8, Inc.*	550,795
19,671	ADTRAN, Inc.[5]	434,926

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
4,649	EW Scripps Co. - Class A*	$91,725
14,162	Infinera Corp.*5	228,291
8,671	Qorvo, Inc.*	640,527
25,207	RingCentral, Inc. - Class A*5	340,294
		2,286,558
	CONSUMER, CYCLICAL – 1.6%
17,975	American Airlines Group, Inc.	882,213
14,704	Bob Evans Farms, Inc.[5]	828,864
4,713	Casey's General Stores, Inc.	430,297
1,409	Columbia Sportswear Co.[5]	59,882
13,394	El Pollo Loco Holdings, Inc.*	344,628
958	Finish Line, Inc. - Class A	22,609
10,262	Hawaiian Holdings, Inc.*5	199,493
12,977	Krispy Kreme Doughnuts, Inc.*5	252,662
9,627	MarineMax, Inc.*5	245,585
27,234	National CineMedia, Inc.[5]	392,170
15,594	Noodles & Co.*5	400,766
5,633	Penske Automotive Group, Inc.	272,356
5,739	Scotts Miracle-Gro Co. - Class A5	364,025
2,238	Skechers U.S.A., Inc. - Class A*5	135,063
		4,830,613
	CONSUMER, NON-CYCLICAL – 0.5%
4,916	Abaxis, Inc.[5]	302,236
5,713	Calavo Growers, Inc.[5]	229,149
2,585	Euronet Worldwide, Inc.*5	117,333
15,974	KAR Auction Services, Inc.[5]	544,873
14,607	Quanta Services, Inc.*5	386,793
		1,580,384
	ENERGY – 0.6%
48,429	Calumet Specialty Products Partners LP5	1,219,442
35,753	Enphase Energy, Inc.*5	442,980
1,915	Murphy USA, Inc.*5	133,686
		1,796,108
	FINANCIAL – 0.2%
94,800	Ocwen Financial Corp.*	580,176

	INDUSTRIAL – 1.2%
4,956	Atlas Air Worldwide Holdings, Inc.*5	224,011
35,777	DHT Holdings, Inc. (Bermuda)[5]	262,961
28,006	Headwaters, Inc.*5	394,324
12,397	Jabil Circuit, Inc.[5]	255,502
8,286	OSI Systems, Inc.*5	579,854

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,731	Rogers Corp.*5	$275,572
3,825	Ryder System, Inc.[5]	316,672
4,791	Teekay Tankers Ltd. - Class A (Bermuda)[5]	24,626
9,285	Trex Co., Inc.*5	394,891
4,870	Wabtec Corp.[5]	406,402
15,517	XPO Logistics, Inc.*5	570,870
		3,705,685
	TECHNOLOGY – 1.0%
11,172	Cabot Microelectronics Corp.*5	552,009
1,199	Engility Holdings, Inc.*	47,840
15,457	Monolithic Power Systems, Inc.[5]	734,053
14,586	Skyworks Solutions, Inc.[5]	1,211,367
1,918	Super Micro Computer, Inc.*5	70,141
27,423	Tower Semiconductor Ltd. (Israel)*3, 5	416,007
		3,031,417
	TOTAL COMMON STOCKS (Cost $17,041,490)	18,129,810

	EXCHANGE-TRADED FUNDS – 1.2%
10,000	PowerShares Buyback Achievers Portfolio	465,800
125,000	PowerShares Senior Loan Portfolio	2,996,250

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,296,900)	3,462,050

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	Abraxas Petroleum Corp.
184	Exercise Price: $2.50, Expiration Date: March 20, 2015	11,040
	Atlas Air Worldwide Holdings, Inc.
18	Exercise Price: $47.50, Expiration Date: February 20, 2015	1,800
	Brinker International, Inc.
25	Exercise Price: $60.00, Expiration Date: February 20, 2015	1,813
	Calumet Specialty Products Partners LP
36	Exercise Price: $25.00, Expiration Date: February 20, 2015	3,960
	Ciena Corp.
62	Exercise Price: $20.00, Expiration Date: February 20, 2015	1,147
	CME Group, Inc.
25	Exercise Price: $85.00, Expiration Date: February 20, 2015	5,437
	Enphase Energy, Inc.
62	Exercise Price: $12.50, Expiration Date: March 20, 2015	8,060

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Martin Marietta Materials, Inc.
9	Exercise Price: $115.00, Expiration Date: February 20, 2015	$990
	PMC-Sierra, Inc.
19	Exercise Price: $9.00, Expiration Date: February 20, 2015	380
	Quanta Services, Inc.
63	Exercise Price: $26.00, Expiration Date: February 20, 2015	8,190
	Tower Semiconductor Ltd.
82	Exercise Price: $15.00, Expiration Date: February 20, 2015	5,535
		48,352
	TOTAL CALL OPTIONS (Cost $64,833)	48,352

	PUT OPTIONS – 0.1%
	EQUITY – 0.1%
	Basic Energy Services, Inc.
200	Exercise Price: $5.00, Expiration Date: July 17, 2015	16,000
	Brookdale Senior Living, Inc.
25	Exercise Price: $35.00, Expiration Date: February 20, 2015	4,313
	Cobalt International Energy, Inc.
100	Exercise Price: $6.00, Expiration Date: April 17, 2015	3,000
	Credit Acceptance Corp.
12	Exercise Price: $135.00, Expiration Date: February 20, 2015	210
	CVR Energy, Inc.
37	Exercise Price: $35.50, Expiration Date: March 20, 2015	8,880
	Euronet Worldwide, Inc.
50	Exercise Price: $55.00, Expiration Date: February 20, 2015	45,000
	EV Energy Partners LP
190	Exercise Price: $10.00, Expiration Date: June 19, 2015	19,000
	iShares 7-10 Year Treasury Bond ETF
175	Exercise Price: $105.00, Expiration Date: February 20, 2015	—
	iShares iBoxx $Investment Grade Corporate Bond ETF
100	Exercise Price: $118.00, Expiration Date: February 20, 2015	—
300	Exercise Price: $119.00, Expiration Date: February 20, 2015	3,750
	Linn Energy LLC
150	Exercise Price: $7.00, Expiration Date: April 17, 2015	4,125
1,800	Exercise Price: $5.00, Expiration Date: July 17, 2015	40,500
200	Exercise Price: $8.00, Expiration Date: July 17, 2015	19,000
	Memorial Production Partners LP
417	Exercise Price: $10.00, Expiration Date: July 17, 2015	15,637
	Pegasystems, Inc.
12	Exercise Price: $20.00, Expiration Date: February 20, 2015	1,410
	QLogic Corp.
3	Exercise Price: $12.50, Expiration Date: February 20, 2015	45

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Qorvo, Inc.
100	Exercise Price: $15.00, Expiration Date: February 20, 2015*	$750
62	Exercise Price: $16.00, Expiration Date: February 20, 2015*	1,705
50	Exercise Price: $26.00, Expiration Date: February 20, 2015*	—
	Quanta Services, Inc.
37	Exercise Price: $26.00, Expiration Date: February 20, 2015*	2,590
63	Exercise Price: $27.00, Expiration Date: February 20, 2015*	6,930
	Sanchez Energy Corp.
200	Exercise Price: $6.00, Expiration Date: April 17, 2015	7,000
	SPDR S&P 500 ETF Trust
500	Exercise Price: $196.00, Expiration Date: February 20, 2015	116,500
	Stone Energy Corp.
150	Exercise Price: $8.00, Expiration Date: June 19, 2015	8,250
	Synaptics, Inc.
25	Exercise Price: $65.00, Expiration Date: February 20, 2015*	875
25	Exercise Price: $67.00, Expiration Date: February 20, 2015*	1,188
	Vanguard Natural Resources LLC
150	Exercise Price: $10.00, Expiration Date: July 17, 2015*	10,125
330	Exercise Price: $12.50, Expiration Date: July 17, 2015*	36,300
		373,083
	TOTAL PUT OPTIONS (Cost $480,799)	373,083

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $545,632)	421,435

	TOTAL INVESTMENTS – 87.8% (Cost $272,004,347)	268,145,382
	Other Assets in Excess of Liabilities – 12.2%	37,341,456

	TOTAL NET ASSETS – 100.0%	$305,486,838

Principal Amount

	SECURITIES SOLD SHORT – (17.1)%
	BONDS – (11.7)%
	CORPORATE – (3.8)%
	BASIC MATERIALS – (0.2)%
$(500,000)	Alcoa, Inc. 6.150%, 8/15/2020	$(572,033)

	COMMUNICATIONS – (0.3)%
(1,500,000)	Affinion Group, Inc. 7.875%, 12/15/2018[2]	(997,500)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL – (0.3)%
$(750,000)	Navistar International Corp. 8.250%, 11/1/2021	$(734,062)
(250,000)	Petco Holdings, Inc. 8.500%, 10/15/2017[2,4]	(254,375)
		(988,437)
	CONSUMER, NON-CYCLICAL – (2.3)%
(500,000)	ADT Corp. 6.250%, 10/15/2021	(531,095)
(2,400,000)	APX Group, Inc. 8.750%, 12/1/2020[2]	(1,968,000)
(1,500,000)	BI-LO LLC / BI-LO Finance Corp. 8.625%, 9/15/2018[2,4]	(1,278,750)
(2,500,000)	Cenveo Corp. 11.500%, 5/15/2017[2]	(2,437,500)
(900,000)	ConvaTec Finance International S.A. (Luxembourg) 8.250%, 1/15/2019[2,3,4]	(909,000)
		(7,124,345)
	INDUSTRIAL – (0.2)%
(700,000)	Terex Corp. 6.000%, 5/15/2021	(714,000)

	TECHNOLOGY – (0.1)%
(300,000)	Aspect Software, Inc. 10.625%, 5/15/2017[2]	(271,500)

	UTILITIES – (0.4)%
(1,000,000)	Calpine Corp. 7.875%, 1/15/2023[2,4]	(1,125,000)

	TOTAL CORPORATE (Proceeds $12,464,145)	(11,792,815)

	MORTGAGE-BACKED SECURITIES – (3.5)%
	Fannie Mae Pool
(5,000,000)	4.000%, 2/15/2041[6]	(5,356,055)
(5,000,000)	3.500%, 2/15/2042[6]	(5,283,830)

	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $10,585,938)	(10,639,885)

	U.S. GOVERNMENT – (4.4)%
	United States Treasury Note
(12,500,000)	0.250%, 9/30/2015	(12,510,988)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
	United States Treasury Note (Continued)
$(875,000)	1.500%, 11/30/2019	$(889,014)

	TOTAL U.S. GOVERNMENT (Proceeds $13,343,877)	(13,400,002)

	TOTAL BONDS (Proceeds $36,393,960)	(35,832,702)

Number of Shares

	COMMON STOCKS – (3.9)%
	BASIC MATERIALS – (0.1)%
(2,527)	Franco-Nevada Corp. (Canada)	(145,555)
(9,938)	Globe Specialty Metals, Inc.	(153,244)
(3,790)	Hi-Crush Partners LP	(123,668)
		(422,467)
	CONSUMER, CYCLICAL – (0.9)%
(18,600)	American Airlines Group, Inc. ()	(912,888)
(10,581)	American Woodmark Corp.*	(435,197)
(2,787)	Brunswick Corp.	(151,278)
(9,562)	Chico's FAS, Inc.	(159,494)
(2,048)	Red Robin Gourmet Burgers, Inc.*	(158,720)
(6,285)	Rush Enterprises, Inc. - Class A*	(175,980)
(15,756)	Select Comfort Corp.*	(470,159)
(1,911)	Thor Industries, Inc.	(107,685)
		(2,571,401)
	CONSUMER, NON-CYCLICAL – (0.8)%
(43,226)	ACCO Brands Corp.*	(342,350)
(11,884)	Cynosure, Inc. - Class A*	(359,134)
(15,613)	Elizabeth Arden, Inc.*	(230,760)
(5,645)	Heartland Payment Systems, Inc.	(280,952)
(12,406)	Rent-A-Center, Inc.	(425,278)
(36,730)	Western Union Co.	(624,410)
		(2,262,884)
	ENERGY – (0.2)%
(9,132)	Crestwood Midstream Partners LP	(140,267)
(5,194)	CVR Energy, Inc.	(199,034)
(7,680)	CVR Refining LP	(128,640)
(16,212)	Seadrill Ltd. (Bermuda)	(174,117)
		(642,058)
	FINANCIAL – 0.0%
(15)	Credit Acceptance Corp.*	(2,364)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(941)	HCI Group, Inc.	$(43,484)
		(45,848)
	INDUSTRIAL – (0.5)%
(24,226)	Aegion Corp.*	(371,142)
(14,141)	FreightCar America, Inc.	(330,051)
(4,392)	TriMas Corp.*	(118,540)
(8,136)	Zebra Technologies Corp. - Class A*	(679,031)
		(1,498,764)
	TECHNOLOGY – (1.4)%
(15,361)	ACI Worldwide, Inc.*	(283,718)
(6,470)	Akamai Technologies, Inc.*	(376,263)
(956)	Apple, Inc.	(112,005)
(4,997)	Computer Programs & Systems, Inc.	(246,152)
(958)	Envestnet, Inc.*	(49,308)
(36,675)	Inphi Corp.*	(718,830)
(17,714)	Pegasystems, Inc.	(346,663)
(12,936)	Power Integrations, Inc.	(667,239)
(47,385)	QLogic Corp.*	(633,063)
(12,050)	Silicon Laboratories, Inc.*	(527,308)
(8,823)	Syntel, Inc.*	(381,595)
		(4,342,144)
	TOTAL COMMON STOCKS (Proceeds $11,919,142)	(11,785,566)

	EXCHANGE-TRADED FUNDS – (1.5)%
(4,879)	Consumer Discretionary Select Sector SPDR Fund	(341,481)
(4,226)	Consumer Staples Select Sector SPDR Fund	(202,933)
(20,000)	iShares iBoxx $Investment Grade Corporate Bond ETF	(2,477,800)
(21,927)	Market Vectors Semiconductor ETF	(1,155,334)
(2,828)	Materials Select Sector SPDR Fund	(134,867)
(382)	Powershares QQQ Trust Series 1	(38,620)
(1,886)	SPDR S&P 500 ETF Trust	(376,200)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $4,728,222)	(4,727,235)

	TOTAL SECURITIES SOLD SHORT (Proceeds $53,041,324)	$(52,345,503)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	EQUITY – (0.1)%
	Brinker International, Inc.
(25)	Exercise Price: $70.00, Expiration Date: February 20, 2015	$—
	CME Group, Inc.
(25)	Exercise Price: $90.00, Expiration Date: February 20, 2015	(1,188)
	Euronet Worldwide, Inc.
(19)	Exercise Price: $60.00, Expiration Date: February 20, 2015	—
	iShares iBoxx $Investment Grade Corporate Bond ETF
(200)	Exercise Price: $123.00, Expiration Date: February 20, 2015	(19,500)
	Ocwen Financial Corp.
(284)	Exercise Price: $8.00, Expiration Date: April 17, 2015	(25,560)
	Qorvo, Inc.
(56)	Exercise Price: $70.00, Expiration Date: February 20, 2015	(29,960)
(50)	Exercise Price: $80.00, Expiration Date: February 20, 2015	(3,625)
	Skyworks Solutions, Inc.
(88)	Exercise Price: $75.00, Expiration Date: February 20, 2015	(75,240)
(62)	Exercise Price: $80.00, Expiration Date: February 20, 2015	(28,520)
(62)	Exercise Price: $85.00, Expiration Date: February 20, 2015	(11,470)
(62)	Exercise Price: $80.00, Expiration Date: May 15, 2015	(53,630)
		(248,693)
	TOTAL CALL OPTIONS (Proceeds $140,214)	(248,693)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Euronet Worldwide, Inc.
(50)	Exercise Price: $50.00, Expiration Date: February 20, 2015	(24,250)
	iShares iBoxx $Investment Grade Corporate Bond ETF
(200)	Exercise Price: $113.00, Expiration Date: March 20, 2015	—
	Qorvo, Inc.
(62)	Exercise Price: $14.00, Expiration Date: February 20, 2015	—
	Quanta Services, Inc.
(63)	Exercise Price: $24.00, Expiration Date: February 20, 2015	(1,575)
	SPDR S&P 500 ETF Trust
(500)	Exercise Price: $186.00, Expiration Date: February 20, 2015	(35,500)
	Super Micro Computer, Inc.
(12)	Exercise Price: $35.00, Expiration Date: February 20, 2015	(780)
(142)	Exercise Price: $35.00, Expiration Date: March 20, 201	(19,170)
	Synaptics, Inc.
(74)	Exercise Price: $58.00, Expiration Date: February 20, 2015	(740)
(25)	Exercise Price: $62.00, Expiration Date: February 20, 2015	(437)
	United Rentals, Inc.
(27)	Exercise Price: $83.00, Expiration Date: February 20, 2015	(8,235)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	United Rentals, Inc. (Continued)
(27)	Exercise Price: $84.00, Expiration Date: February 20, 2015	$(9,585)
		(100,272)
	TOTAL PUT OPTIONS (Proceeds $110,213)	(100,272)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $250,427)	(348,965)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[5]	All or a portion of this security is segregated as collateral for securities sold short.
[6]	To-be-announced security.

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Pay/(a) Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan
AK Steel Corp.	Pay	5.00%	3/20/20	$1,500,000	$192,500	$45,122
Alcoa, Inc.	Pay	1.00	3/20/20	1,500,000	67,462	(17,867)
Alcoa, Inc.	Pay	5.00	3/20/20	500,000	(71,209)	(11,576)
Markit CDX NA
High Yield Series 19 Index	Receive	5.00	12/20/17	2,500,000	231,250	14,593
High Yield Series 20 Index	Pay	5.00	6/20/18	2,475,000	(169,538)	(39,915)
High Yield Series 23 Index	Pay	5.00	12/20/19	3,000,000	(163,200)	(22,052)
Staples, Inc.	Pay	1.00	3/20/20	2,000,000	70,444	1,842
SunGard Data Systems, Inc.	Receive	5.00	6/20/19	1,500,000	141,018	9,406
SunGard Data Systems, Inc.	Receive	5.00	12/20/19	500,000	42,374	3,234
SUPERVALU, Inc.	Pay	5.00	6/20/19	1,000,000	(54,059)	(49,071)
SUPERVALU, Inc.	Pay	5.00	12/20/19	500,000	(29,765)	(17,766)
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$257,277	$(84,050)

(a)	If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank
Loan Funding I, Ltd. - OTC(b)	$4,200,000	Receive	1-Month LIBOR + 1.40%	1/22/16	$-	$-
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$-

(b)	Loan Funding I, Ltd. consists of a portfolio of bank loans.

SWAPTIONS CONTRACTS
CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES

					Premium
Counterparty/	Buy/Sell	Exercise	Expiration	Notional	Paid	Market
Reference Entity	Protection	Price	Date	Amount	(Received)	Value
J.P. Morgan
Markit CDX.NA.HY.23
Call - 5 Year	Buy	$107.00	3/18/15	$2,500,000	$(8,000)	$(4,952)
Put - 5 Year	Sell	103.00	2/18/15	2,500,000	9,000	3,646
Put - 5 Year	Sell	105.00	3/18/15	5,500,000	48,400	60,403
Markit CDX.NA.IG.23
Put - 5 Year	Sell	0.80	2/18/15	25,000,000	23,750	11,250
Put - 5 Year	Buy	0.90	2/18/15	25,000,000	(55,000)	(4,375)
TOTAL CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES					$18,150	$65,972

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

SWAPTIONS CONTRACTS (Continued)
INTEREST RATE SWAPTIONS CONTRACTS

Counterparty/ Reference Entity	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
J.P. Morgan
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16	$100,000	$4,260	$54
TOTAL INTEREST RATE SWAPTIONS CONTRACTS						$4,260	$54

INTEREST RATE CAP OPTIONS CONTRACTS

Counterparty/ Reference Entity	Floating Rate Index	Pay/ Receive Floating Rate	Cap Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
J.P. Morgan
Call - OTC 2-Year	USD-LIBOR-BBA	Receive	0.48538	10/15/15	$12,500,000	$46,250	$1,838
Call - OTC 2-Year	USD-LIBOR-BBA	Receive	0.57250	1/19/16	100,000,000	166,750	46,370
TOTAL INTEREST RATE CAP OPTIONS CONTRACTS						$213,000	$48,208

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At January 31, 2015	Unrealized Appreciation (Depreciation)
(15)	2-Year U.S. Treasury Note (CBT)	March 2015	$(3,287,072)	$(3,296,484)	$(9,412)
(35)	5-Year U.S. Treasury Note (CBT)	March 2015	(4,182,140)	(4,247,031)	(64,891)
TOTAL FUTURES CONTRACTS			$(7,469,212)	$(7,543,515)	$(74,303)

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date.  Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks.  For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount.  A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount.  A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

(e) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(f) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(g) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(h) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the Fund is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund is recorded as an asset on the Fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Note 3 – Federal Income Taxes
At January 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$272,385,831

Gross unrealized appreciation	$3,805,462
Gross unrealized (depreciation)	(8,045,911)
Net unrealized depreciation on investments	$(4,240,449)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$12,728,225	$-	$12,728,225
Bonds**	-	233,403,862	-	233,403,862
Common Stocks**	18,129,810	-	-	18,129,810
Exchange Traded Funds	3,462,050	-	-	3,462,050
Purchased Options Contracts	421,435	-	-	421,435
Total	$22,013,295	$246,132,087	$-	$268,145,382

Liabilities
Bonds**	$-	$35,832,702	$-	$35,832,702
Common Stocks**	11,785,566	-	-	11,785,566
Exchange Traded Funds	4,727,235	-	-	4,727,235
Written Options Contracts	348,965	-	-	348,965
Total	$16,861,766	$35,832,702	$-	$52,694,468

Other Financial Instruments***
Credit Default Swap Contracts	$-	$(84,050)	$-	$(84,050)
Total Return Swap Contracts	-	-	-	-
Credit Default Swaptions Contracts on Credit Indices	-	65,972	-	65,972
Interest Rate Swaptions Contracts	-	54	-	54
Interest Rate Cap Options Contracts	-	48,208	-	48,208
Futures Contracts	(74,303)	-	-	(74,303)
Total	$(74,303)	$30,184	$-	$(44,119)

*	The Fund did not hold any Level 3 securities at period end.
**
All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities.  For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

***
Other financial instruments are derivative instruments, such as futures contracts and swap contracts.  Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executjive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly causjd this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/1/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed bejlow by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/1/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/2015